Share-based Compensation - the Company's Share Option Activity (Details) - GBP (£) £ / shares in Units, £ in Thousands		6 Months Ended		12 Months Ended
	Mar. 27, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Number of share options
Exercised (in shares)		(31,000)	(36,000)
The Company
Number of share options
Outstanding as at beginning of period (in shares)		1,039,596	442,365	442,365
Granted (in shares)	150,000	150,000		693,686
Exercised (in shares)		(31,381)		(92,705)
Lapsed (in shares)		(4,375)		(3,750)
Outstanding as at end of period (in shares)		1,153,840		1,039,596
Vested and expected to vest (in shares)		1,153,840		1,039,596
Vested and exercisable (in shares)		760,995		767,376
Weighted-average exercise price
Outstanding balance as at beginning of period (in dollars per share)		£ 15.00	£ 5.16	£ 5.16
Granted (in GBP per share)		31.05		19.70
Exercised (in GBP per share)		4.40		3.54
Lapsed (in GBP per share)		6.10		6.10
Outstanding balance as at end of period (in GBP per share)		17.41		15.00
Vested and expected to vest (in GBP per share)		17.41		15.00
Vested and exercisable (in GBP per share)		£ 15.23		£ 14.64
Weighted average remaining contractual life
Outstanding		6 years 9 months 11 days		6 years 9 months 7 days
Vested and expected to vest		6 years 9 months 11 days		6 years 9 months 7 days
Vested and exercisable		6 years 3 months 11 days		6 years 7 months 28 days
Aggregate intrinsic value
Outstanding (in GBP)		£ 21,595		£ 7,900
Vested and expected to vest (in GBP)		21,595		7,900
Vested and exercisable (in GBP)		£ 15,900		£ 6,106
Vesting period	4 years
Vesting percentage upon first anniversary	25.00%
Annual vesting percentage after the first anniversary	25.00%